Segment Information (Details) - Schedule of Reportable Business Segments - Nukkleus Inc.[Member] - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reportable Business Segments [Abstract]
Revenues	$ 5,212,056	$ 5,152,192				$ 16,222,388	$ 15,370,224	$ 21,513,474	$ 19,286,964
Costs of revenues	5,370,074	5,290,633				16,287,317	16,162,557	22,174,870	19,369,286
Gross profit (loss)	(158,018)	(138,441)				(64,929)	(792,333)	(661,396)	(82,322)
Operating expenses	1,054,783	1,516,050				3,090,731	4,659,503	10,480,928	850,082
Corporate/Other	3,057					6,345		703,333	4,442
Net income (loss)	(1,209,744)					(3,149,315)		(11,845,657)	(936,846)
Amortization	592,892					1,778,675		2,690,617	469,286
General Support Services [Member]
Schedule of Reportable Business Segments [Abstract]
Revenues	4,800,000					14,400,000		19,200,000	19,200,000
Costs of revenues	4,675,000					14,125,000		18,900,000	18,900,000
Gross profit (loss)	125,000					275,000		300,000	300,000
Net income (loss)	125,000					275,000		300,000	300,000
Financial Services [Member]
Schedule of Reportable Business Segments [Abstract]
Revenues	412,056					1,822,388		2,313,474	86,964
Costs of revenues	695,074					2,162,317		3,274,870	469,286
Gross profit (loss)	(283,018)					(339,929)		(961,396)	(382,322)
Operating expenses	558,228					1,595,955		1,808,399	376,955
Corporate/Other	3,057					6,345		12,792	272
Net income (loss)	(838,189)					(1,929,539)		(2,782,587)	(759,549)
Amortization	591,955					1,775,865		$ 2,687,808	469,286
Corporate/Other [Member]
Schedule of Reportable Business Segments [Abstract]
Operating expenses	496,555					1,494,776
Corporate/Other
Net income (loss)	(496,555)					(1,494,776)
Amortization	$ 937					$ 2,810
As Restated [Member]
Schedule of Reportable Business Segments [Abstract]
Revenues		5,152,192					15,370,224
Costs of revenues		5,290,633	$ 5,272,719	$ 5,599,205	$ 10,871,924		16,162,557		19,369,286
Gross profit (loss)		(138,441)	(183,702)	(470,190)	(653,892)		(792,333)		(82,322)
Operating expenses		1,516,050	$ 1,670,020	$ 1,473,433	$ 3,143,453		4,659,503		$ 850,082
Corporate/Other		(331,796)					(405,904)
Net income (loss)		(1,986,287)					(5,857,740)
Amortization		592,892					2,097,726
As Restated [Member] | General Support Services [Member]
Schedule of Reportable Business Segments [Abstract]
Revenues		4,800,000					14,400,000
Costs of revenues		4,725,000					14,175,000
Gross profit (loss)		75,000					225,000
Net income (loss)		75,000					225,000
As Restated [Member] | Financial Services [Member]
Schedule of Reportable Business Segments [Abstract]
Revenues		352,192					970,224
Costs of revenues		565,633					1,987,557
Gross profit (loss)		(213,441)					(1,017,333)
Operating expenses		390,525					1,347,503
Corporate/Other		(918)					(3,319)
Net income (loss)		(604,884)					(2,368,155)
Amortization		591,955					2,095,853
As Restated [Member] | Corporate/Other [Member]
Schedule of Reportable Business Segments [Abstract]
Operating expenses		1,125,525					3,312,000
Corporate/Other		(330,878)					(402,585)
Net income (loss)		(1,456,403)					(3,714,585)
Amortization		$ 937					$ 1,873